UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

    This Amendment (Check only one):   [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        First United Bank & Trust
             -------------------------
Address:     19 South Second Street
             -------------------------
             Oakland, Maryland 21550
             -------------------------


Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Keith Sanders
             -------------------------------
Title:       Senior Trust Officer/First V.P.
             -------------------------------
Phone:       301-533-2360
             -------------------------------

Signature, Place, and Date of Signing:

/s/ Keith Sanders               Oakland, Maryland       October 20, 2011
-------------------------       -----------------       ----------------
        Signature                  City, State                Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                ---------

Form 13F Information Table Entry Total:                76
                                                ---------

Form 13F Information Table Value Total:           $57,098
                                                ---------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

                           FORM 13F INFORMATION TABLE

                                                                                                                   VOTING AUTHORITY
                                          TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER     SOLE  SHARED  NONE
           NAME OF ISSUER                  CLASS       CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                        G1151C101       566    10747  SH           SOLE              10747      0     0
AT&T INC                                    COM      00206R102       445    15620  SH           SOLE              15620      0     0
ABBOTT LABS                                 COM       2824100        632    12360  SH           SOLE              12360      0     0
AECOM TECHNOLOGY CORP DELAWA                         00766T100       249    14076  SH           SOLE              14076      0     0
ALLSCRIPTS HEALTHCARE SOLUTIONS INC.                 01988P108       352    19550  SH           SOLE              19550      0     0
APPLE INC                                   COM      37833100        229      601  SH           SOLE                601      0     0
BECTON DICKINSON AND COMPANY                         75887109        372     5080  SH           SOLE               5080      0     0
BRISTOL MYERS SQUIBB CO                     COM      110122108      1708    54424  SH           SOLE              54424      0     0
CBS CORP NEW                                         124857202       352    17300  SH           SOLE              17300      0     0
CSX CORP                                    COM      126408103       624    33426  SH           SOLE              33426      0     0
CHEVRONTEXACO                                        166764100      1324    14297  SH           SOLE              14297      0     0
CISCO SYS INC                               COM      17275R102       297    19191  SH           SOLE              19191      0     0
COCA COLA CO                                COM      191216100      1149    17006  SH           SOLE              17006      0     0
CORNING INC                                 COM      219350105       301    24391  SH           SOLE              24391      0     0
COSTCO WHSL CORP NEW                                 22160K105       378     4605  SH           SOLE               4605      0     0
DANAHER CORP DEL                            COM      235851102      1255    29940  SH           SOLE              29940      0     0
DEERE & COMPANY                                      244199105       773    11976  SH           SOLE              11976      0     0
DISNEY WALT CO                           COM DISNEY  254687106       416    13782  SH           SOLE              13782      0     0
DOMINION NEW RES INC VA NEW                          25746U109      1499    29533  SH           SOLE              29533      0     0
DU PONT E I DE NEMOURS & CO                 COM      263534109       922    23061  SH           SOLE              23061      0     0
EXELON CORP                                          30161N101       685    16088  SH           SOLE              16088      0     0
EXXON MOBIL CORP                            COM      30231G102      2195    30229  SH           SOLE              30229      0     0
FIRST UNITED CORPORATION                             33741H107      1053   287615  SH           SOLE             284615   3000     0
GENERAL ELEC CO                             COM      369604103       163    10705  SH           SOLE              10705      0     0
GILEAD SCIENCES INC                                  375558103       325     8368  SH           SOLE               8368      0     0
GRAINGER W W INC                                     384802104       745     4979  SH           SOLE               4979      0     0
HEINZ H J CO                                COM      423074103       989    19592  SH           SOLE              19592      0     0
INTEL CORP                                  COM      458140100       606    28418  SH           SOLE              28418      0     0
INTERNATIONAL BUSINESS MACHS                COM      459200101      1135     6489  SH           SOLE               6489      0     0
ISHARES DOW JONES TRANSPORTATION AVERAGE             464287192       697     9263  SH           SOLE               9263      0     0
ISHARES MSCI EMERGING MARKETS INDEX                  464287234       442    12604  SH           SOLE              12604      0     0
ISHARES MSCI EAFE INDEX FUND                         464287465       230     4807  SH           SOLE               4807      0     0
ISHARES RUSSELL MIDCAP VALUE INDEX                   464287473      1053    27299  SH           SOLE              27299      0     0
ISHARES RUSSELL MIDCAP GROWTH INDEX                  464287481      1057    21302  SH           SOLE              21302      0     0
ISHARES RUSSELL MIDCAP INDEX                         464287499       389     4409  SH           SOLE               4409      0     0
ISHARES RUSSELL 1000 VALUE INDEX                     464287598       854    15084  SH           SOLE              15084      0     0
ISHARES RUSSELL 1000 GROWTH INDEX                    464287614      1408    26787  SH           SOLE              26787      0     0
ISHARES RUSSELL 2000 VALUE INDEX                     464287630       613    10757  SH           SOLE              10757      0     0
ISHARES RUSSELL 2000 GROWTH INDEX                    464287648       525     7150  SH           SOLE               7150      0     0
ISHARES DOW JONES US TECHNOLOGY                      464287721      1161    19643  SH           SOLE              19643      0     0
ISHARES DOW JONES US REAL ESTATE                     464287739       906    17926  SH           SOLE              17926      0     0
ISHARES DOW JONES US HEALTHCARE                      464287762       730    11175  SH           SOLE              11175      0     0
J P MORGAN CHASE & CO                                46625H100       250     8319  SH           SOLE               8319      0     0
JOHNSON & JOHNSON                           COM      478160104      1270    19949  SH           SOLE              19949      0     0
KOHL'S CORP (WISCONSIN)                              500255104      1048    21341  SH           SOLE              21341      0     0
LOWES COS INC                               COM      548661107       747    38639  SH           SOLE              38639      0     0
M & T BANK CORP                                      55261F104       306     4381  SH           SOLE               4381      0     0
MCDONALDS CORP                              COM      580135101       948    10800  SH           SOLE              10800      0     0
MEADWESTVACO CORP                                    583334107       236     9613  SH           SOLE               9613      0     0
NATIONAL OILWELL VARCO INC                           637071101       270     5275  SH           SOLE               5275      0     0
NORDSTROM INC                                        655664100       475    10400  SH           SOLE              10400      0     0
NUVEEN INSD TAX-FREE ADVANTAGE MUN FD       COM      670657105       181    12713               SOLE              12713      0     0
PEPSICO INC                                 COM      713448108       735    11881  SH           SOLE              11881      0     0
POWERSHARES QQQ TRUST                     SERIES 1   73935A104      2701    51458  SH           SOLE              51458      0     0
POWERSHARES WATER RESOURCE                   P       73935X575       164    10900  SH           SOLE              10900      0     0
POWERSHARES OIL SERVICES                             73935X625       577    35695  SH           SOLE              35695      0     0
PRAXAIR INC                 COM             COM      74005P104       875     9365  SH           SOLE               9365      0     0
PRICE T ROWE GROUP INC                               74144T108       591    12382  SH           SOLE              12382      0     0
PROCTER & GAMBLE CO         COM             COM      742718109       785    12432  SH           SOLE              12432      0     0
PRUDENTIAL FINANCIAL INC                             744320102       284     6059  SH           SOLE               6059      0     0
RYDEX S&P EQUAL WEIGHT INDEX                         78355W106       258     6241  SH           SOLE               6241      0     0
SPDR S&P 500 INDEX                                   78462F103      6054    53503  SH           SOLE              53503      0     0
SPDR GOLD TRUST ETF                                  78463V107       371     2345  SH           SOLE               2345      0     0
SPDR DOW JONES INDUSTRIAL AVERAGE                    78467X109       546     5008  SH           SOLE               5008      0     0
SCHLUMBERGER LTD                            COM      806857108       554     9279  SH           SOLE               9279      0     0
MATERIALS SECTOR SPDR                                81369Y100       247     8419  SH           SOLE               8419      0     0
CONSUMER STAPLES SECTOR SPDR                         81369Y308       452    15229  SH           SOLE              15229      0     0
CONSUMER DISCRETIONARY SECTOR SPDR                   81369Y407       466    13379  SH           SOLE              13379      0     0
ENERGY SECTOR SPDR                                   81369Y506       360     6150  SH           SOLE               6150      0     0
FINANCIAL SECTOR SPDR                                81369Y605       120    10200  SH           SOLE              10200      0     0
INDUSTRIAL SECTOR SPDR                               81369Y704       422    14440  SH           SOLE              14440      0     0
STATE ST CORP                                        857477103       310     9630  SH           SOLE               9630      0     0
TEXAS INSTRS INC                            COM      882508104       307    11512  SH           SOLE              11512      0     0
TRACTOR SUPPLY                                       892356106       436     6975  SH           SOLE               6975      0     0
VERIZON COMMUNICATIONS                               92343V104      1380    37512  SH           SOLE              37512      0     0
WASTE MANAGEMENT INC                                 94106L109       568    17460  SH           SOLE              17460      0     0

GRAND TOTALS                                                       57098  1490539                               1487539   3000     0